Property, Plant and Equipment - Purchase Price Allocation (Details) - Nov. 08, 2017 - Superior Refinery CAD in Millions, $ in Millions	CAD	USD ($)
Disclosure of detailed information about business combination [line items]
Working capital	CAD 108	$ 85
Property, plant and equipment	577	454
Asset retirement obligation	(9)	(7)
Other long-term liabilities	(6)	(5)
Net assets acquired	CAD 670	$ 527